Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information
Entity Registrant Name	ENI SPA
Entity Central Index Key	0001002242
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Amendment Flag	false
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	3,634,185,330
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false